Portfolio of investments—November 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 12.25%
FHLB	5.63%	3-14-2036	$500,000	$557,586
FNMA%%	4.50	12-11-2055	1,405,000	1,375,284
FNMA%%	5.00	12-11-2055	15,520,000	15,487,034
FNMA%%	6.00	12-15-2054	21,335,000	21,843,822
GNMA%%	2.00	12-18-2055	455,000	378,729
GNMA%%	3.00	12-18-2055	2,545,000	2,295,787
GNMA%%	3.50	12-18-2055	1,575,000	1,443,647
GNMA%%	5.00	12-18-2055	19,800,000	19,776,191
GNMA%%	5.50	12-18-2055	40,835,000	41,238,354
GNMA%%	6.00	12-15-2054	21,360,000	21,770,117
Total agency securities (Cost $125,750,972)				126,166,551
Asset-backed securities: 20.45%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	1,518,051	1,565,590
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	2,668,644	2,681,971
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	318,409	324,630
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	5.27	8-18-2042	1,000,000	996,179
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,000,000	2,004,619
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	1,500,000	1,522,589
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	3,600,000	3,601,640
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	260,000	271,231
Avis Budget Rental Car Funding AESOP LLC Series 2025-4A Class A144A	4.40	2-20-2032	9,245,000	9,240,294
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	5.24	10-17-2042	300,000	299,899
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	625,000	614,153
BHG Securitization Trust Series 2025-1CON Class B144A	5.26	4-17-2036	3,307,084	3,341,098
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	24,675	24,886
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	100,000	101,842
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class C144A	6.38	1-15-2031	1,700,000	1,732,173
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	5,486,250	5,553,804
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	2,460,000	2,447,658
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	1,169,161	1,177,569
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	3,005,000	3,047,630
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,500,000	1,478,448
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	3,600,000	3,606,639
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	937,771	948,589
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	500,000	503,148
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	4,000,000	4,170,563
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	1,666,667	1,685,150
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 1

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
CyrusOne Data Centers Issuer I LLC Series 2023-2A Class A2144A	5.56%	11-20-2048	$1,025,000	$1,034,128
DataBank Issuer LLC Series 2021-1A Class B144A	2.65	2-27-2051	250,000	247,865
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	6,620,000	6,602,074
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	292,800	262,021
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	1,000,000	1,005,423
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	974,056	920,278
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	1,042,507	1,057,237
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	102,576	104,096
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	299,614	307,302
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	1,362,960	1,398,998
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	3,281,160	3,323,524
FIGRE Trust Series 2025-HE1 Class A144A±±	5.83	1-25-2055	4,530,455	4,604,257
First National Master Note Trust Series 2024-1 Class A	5.34	5-15-2030	840,000	857,009
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	4,009,500	4,136,944
Flexential Issuer LLC Series 2025-1A Class A2144A	6.03	10-25-2060	5,000,000	4,987,347
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	2,658,286	2,616,060
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class B144A	5.31	5-15-2028	1,335,000	1,341,007
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	2,105,000	2,203,662
Frontier Issuer LLC Series 2023-1 Class A2144A	6.60	8-20-2053	2,500,000	2,529,036
Frontier Issuer LLC Series 2024-1 Class A2144A	6.19	6-20-2054	1,000,000	1,031,850
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	270,000	273,802
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	3,600,000	3,761,467
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	4,150,044	4,144,343
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	394,344	354,420
Hotwire Funding LLC Series 2021-1 Class A2144A	2.31	11-20-2051	1,050,000	1,025,221
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	2,590,000	2,304,083
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	158,812	158,549
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	1,341,001	1,340,348
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	4,992,834	5,070,397
Mariner Finance Issuance Trust Series 2025-AA Class A144A	4.98	5-20-2038	5,000,000	5,067,749
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.15	10-16-2036	103,701	103,639
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.87	10-16-2036	3,300,000	3,223,959
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.31	2-19-2037	373,374	373,659
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.16	2-19-2037	250,000	248,598
MNR ABS Issuer I LLC‡	8.12	12-15-2038	234,357	238,458
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77%	7-22-2034	$555,000	$555,589
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	848,587	866,027
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	71,625	68,375
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	778,000	788,579
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,250,000	843,486
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	3,600,000	3,623,182
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	4,215,000	4,266,834
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	247,813	174,826
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	1,848	1,850
Oportun Issuance Trust Series 2025-C Class B144A	4.93	7-8-2033	5,486,000	5,478,191
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	2,085,072	2,091,517
OWN Equipment Fund II LLC Series 2025-1M Class A144A	5.48	9-26-2033	2,817,695	2,803,013
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	325,000	331,301
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	1,499,947	1,511,900
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	335,000	338,213
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	1,828,565	1,852,867
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	1,751,302	1,777,894
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	373,047	376,854
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	660,000	659,255
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	2,100,000	2,090,099
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	5.40	7-15-2039	2,500,000	2,506,250
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	1,052,296	1,089,232
Scalelogix ABS U.S. Issuer LLC Series 2025-1A Class A2144A	5.67	7-25-2055	1,350,000	1,362,007
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	3,017,437	2,987,009
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	2,580,000	2,639,152
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	330,000	317,949
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	350,636	359,077
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,101,487	1,103,700
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	117,238	104,686
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	442,125	452,769
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	3,500,000	3,515,709
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	816,750	813,742
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,772,000	2,762,873
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	2,010,000	2,014,778
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	3,920,000	3,924,753
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 3

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54%	8-25-2051	$505,987	$447,439
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	4,000,000	4,072,029
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	1,370,000	1,384,003
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.61	2-15-2039	592,257	589,606
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.50	9-18-2042	2,400,000	2,401,967
TRTX Issuer Ltd. Series 2025-FL7 Class A (U.S. SOFR 1 Month+1.45%)144A±	5.48	6-18-2043	2,795,000	2,794,997
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	702,900	713,251
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	5,395,000	5,535,134
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	3,106,108	2,788,575
Westlake Automobile Receivables Trust Series 2024-2A Class A3144A	5.56	2-15-2028	615,000	618,058
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	1,200,000	1,236,650
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	1,594,237	1,501,505
Zayo Issuer LLC Series 2025-1A Class A2144A	5.65	3-20-2055	4,700,000	4,781,028
Zayo Issuer LLC Series 2025-2A Class A2144A	5.95	6-20-2055	1,500,000	1,538,322
Zayo Issuer LLC Series 2025-3A Class A2144A	5.57	10-20-2055	2,475,000	2,490,512
Total asset-backed securities (Cost $209,346,166)				210,547,416

	Shares
Common stocks: 0.00%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	32,517	0
Total common stocks (Cost $0)		0

			Principal
Corporate bonds and notes: 18.10%
Basic materials: 0.37%
Chemicals: 0.34%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$1,640,000	1,637,404
LYB International Finance III LLC	5.88	1-15-2036	1,720,000	1,726,023
Westlake Corp.	1.63	7-17-2029	100,000	109,645
				3,473,072
Iron/steel: 0.03%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	325,000	308,375
Communications: 2.58%
Advertising: 0.05%
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	170,000	178,681
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	335,000	325,916
				504,597
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Internet: 0.78%
Meta Platforms, Inc.	4.88%	11-15-2035	$4,000,000	$4,043,353
Meta Platforms, Inc.	5.63	11-15-2055	4,000,000	3,989,866
				8,033,219
Media: 1.33%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	5,895,000	4,994,998
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	820,000	767,268
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	4,800,000	4,312,522
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	1,060,000	648,468
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,410,000	925,658
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	590,000	615,209
News Corp.144A	3.88	5-15-2029	650,000	627,197
Time Warner Cable LLC	5.50	9-1-2041	935,000	828,712
				13,720,032
Telecommunications: 0.42%
AT&T, Inc.	3.55	9-15-2055	1,080,000	740,130
AT&T, Inc.	5.70	11-1-2054	1,435,000	1,408,556
Level 3 Financing, Inc.144A	7.00	3-31-2034	2,145,000	2,196,995
				4,345,681
Consumer, cyclical: 3.53%
Airlines: 0.44%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	1,476,777	1,455,001
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	16,667	16,696
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	2,080,000	2,092,633
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	35,514	35,517
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	433,832	457,882
United Airlines Pass-Through Trust Series 2024-1 Class A	5.88	2-15-2037	482,761	496,826
				4,554,555
Apparel: 0.27%
Beach Acquisition Bidco LLC144A	5.25	7-15-2032	2,300,000	2,733,194
Auto manufacturers: 1.14%
Daimler Truck Finance North America LLC144A	4.65	10-12-2030	970,000	978,158
Ford Motor Credit Co. LLC	5.13	11-5-2026	2,100,000	2,110,275
Ford Motor Credit Co. LLC	5.87	10-31-2035	3,345,000	3,324,827
Hyundai Capital America144A	5.40	6-23-2032	3,875,000	4,023,210
Hyundai Capital America144A	5.80	4-1-2030	1,010,000	1,060,187
Toyota Motor Credit Corp.	3.85	7-24-2030	200,000	241,145
				11,737,802
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 5

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 0.33%
Cinemark USA, Inc.144A	5.25%	7-15-2028	$510,000	$508,672
WarnerMedia Holdings, Inc.	4.28	3-15-2032	3,107,000	2,839,021
				3,347,693
Home builders: 0.45%
Century Communities, Inc.144A	6.63	9-15-2033	4,165,000	4,223,510
LGI Homes, Inc.144A	8.75	12-15-2028	130,000	135,438
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	290,000	291,316
				4,650,264
Housewares: 0.02%
Newell Brands, Inc.	6.38	5-15-2030	249,000	239,282
Leisure time: 0.30%
NCL Corp. Ltd.144A	6.75	2-1-2032	330,000	334,917
Sabre Global, Inc.144A	8.63	6-1-2027	877,000	887,353
Sabre Global, Inc.144A	10.75	11-15-2029	2,092,000	1,841,024
				3,063,294
Lodging: 0.13%
Las Vegas Sands Corp.	5.63	6-15-2028	655,000	669,966
Las Vegas Sands Corp.	6.20	8-15-2034	625,000	658,593
				1,328,559
Retail: 0.34%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	601,000	602,455
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	290,000	291,380
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	2,610,000	2,629,987
				3,523,822
Toys/games/hobbies: 0.11%
Hasbro, Inc.	6.05	5-14-2034	460,000	487,844
Mattel, Inc.	5.00	11-17-2030	680,000	686,106
				1,173,950
Consumer, non-cyclical: 2.58%
Agriculture: 0.45%
BAT Capital Corp.	4.76	9-6-2049	25,000	21,479
BAT Capital Corp.	5.63	8-15-2035	2,520,000	2,642,227
BAT Capital Corp.	6.25	8-15-2055	1,850,000	1,942,758
				4,606,464
Commercial services: 0.73%
Block, Inc.144A	6.00	8-15-2033	1,350,000	1,387,471
GEO Group, Inc.	8.63	4-15-2029	425,000	447,844
GEO Group, Inc.	10.25	4-15-2031	545,000	598,027
Global Payments, Inc.	4.88	11-15-2030	2,575,000	2,581,038
Global Payments, Inc.	4.88	3-17-2031	1,000,000	1,214,004
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Global Payments, Inc.	5.95%	8-15-2052	$35,000	$33,629
Upbound Group, Inc.144A	6.38	2-15-2029	1,315,000	1,284,064
				7,546,077
Cosmetics/Personal Care: 0.14%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	5.60	1-15-2031	1,420,000	1,428,943
Food: 0.66%
Kroger Co.	5.50	9-15-2054	1,870,000	1,823,279
Mars, Inc.144A	5.20	3-1-2035	2,875,000	2,974,525
Mars, Inc.144A	5.70	5-1-2055	1,975,000	2,013,201
				6,811,005
Healthcare-products: 0.17%
Baxter International, Inc.%%	5.65	12-15-2035	1,015,000	1,034,368
Danaher Corp.	2.50	3-30-2030	600,000	687,260
				1,721,628
Healthcare-services: 0.07%
HCA, Inc.	5.95	9-15-2054	690,000	694,623
Pharmaceuticals: 0.36%
AbbVie, Inc.	5.60	3-15-2055	1,150,000	1,179,828
Pfizer, Inc.	4.88	11-15-2035	2,520,000	2,550,134
				3,729,962
Energy: 0.99%
Energy-alternate sources: 0.02%
TerraForm Power Operating LLC144A	4.75	1-15-2030	195,000	187,464
Oil & gas: 0.01%
APA Corp.	5.35	7-1-2049	60,000	50,855
Coterra Energy, Inc.	5.90	2-15-2055	45,000	43,830
				94,685
Oil & gas services: 0.09%
Schlumberger Holdings Corp.144A	4.85	5-15-2033	905,000	914,254
Pipelines: 0.87%
Energy Transfer LP	6.20	4-1-2055	735,000	733,659
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	805,000	858,355
Harvest Midstream I LP144A	7.50	5-15-2032	110,000	114,304
Kinetik Holdings LP144A	6.63	12-15-2028	1,000,000	1,028,734
MPLX LP	6.20	9-15-2055	665,000	672,485
Prairie Acquiror LP144A	9.00	8-1-2029	710,000	733,898
South Bow USA Infrastructure Holdings LLC	5.03	10-1-2029	835,000	847,635
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 7

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00%	12-31-2030	$2,290,000	$2,282,367
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	100,000	100,976
Venture Global LNG, Inc.144A	9.50	2-1-2029	410,000	432,413
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	1,410,000	1,200,311
				9,005,137
Financial: 4.38%
Banks: 0.87%
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	745,000	772,598
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	5,000,000	5,180,315
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	1,220,000	1,309,301
Wells Fargo & Co. (3 Month EURIBOR+1.85%)±	1.74	5-4-2030	1,500,000	1,674,426
				8,936,640
Diversified financial services: 0.61%
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	1,690,000	1,729,388
Ares Finance Co. II LLC144A	3.25	6-15-2030	1,265,000	1,200,086
Computershare U.S., Inc.	1.13	10-7-2031	700,000	714,315
Equitable America Global Funding144A	4.95	6-9-2030	1,930,000	1,969,684
PRA Group, Inc.144A	5.00	10-1-2029	555,000	513,197
United Wholesale Mortgage LLC144A	5.50	4-15-2029	215,000	212,776
				6,339,446
Insurance: 1.10%
200 Park Funding Trust144A	5.74	2-15-2055	720,000	725,421
Athene Global Funding	0.37	9-10-2026	100,000	114,070
Athene Global Funding144A	5.03	7-17-2030	1,360,000	1,376,248
Athene Global Funding144A	5.54	8-22-2035	1,495,000	1,504,574
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	210,000	176,758
Omnis Funding Trust144A	6.72	5-15-2055	1,235,000	1,303,661
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	15,000	14,142
Protective Life Corp.144A	4.70	1-15-2031	1,215,000	1,219,995
Protective Life Corp.144A	5.35	12-15-2035	990,000	1,001,185
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	30,000	29,742
RGA Global Funding144A	4.60	11-25-2030	1,385,000	1,387,938
RGA Global Funding144A	5.05	12-6-2031	1,850,000	1,893,680
Transatlantic Holdings, Inc.	8.00	11-30-2039	443,000	564,077
				11,311,491
Investment Companies: 0.78%
Ares Capital Corp. BDC	5.10	1-15-2031	1,305,000	1,289,890
Ares Capital Corp. BDC	5.50	9-1-2030	2,000,000	2,018,042
Ares Capital Corp. BDC	5.88	3-1-2029	1,000,000	1,027,491
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Investment Companies(continued)
Ares Strategic Income Fund BDC	5.70%	3-15-2028	$1,110,000	$1,124,419
Blue Owl Capital Corp. BDC	5.95	3-15-2029	2,500,000	2,531,435
				7,991,277
REITs: 1.02%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	435,000	456,444
Brandywine Operating Partnership LP	8.88	4-12-2029	185,000	200,370
Equinix Europe 2 Financing Corp. LLC	4.60	11-15-2030	700,000	704,594
Essential Properties LP	2.95	7-15-2031	62,000	56,657
Essential Properties LP	5.40	12-1-2035	2,120,000	2,129,434
Iron Mountain Information Management Services, Inc.144A	5.00	7-15-2032	4,085,000	3,932,127
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	130,000	137,801
Piedmont Operating Partnership LP	5.63	1-15-2033	1,600,000	1,611,981
Realty Income Corp.	5.13	7-6-2034	1,000,000	1,274,218
				10,503,626
Industrial: 0.87%
Aerospace/defense: 0.18%
Boeing Co.	5.81	5-1-2050	60,000	59,751
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	1,590,000	1,742,023
				1,801,774
Building materials: 0.08%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	965,000	806,981
Electronics: 0.07%
Sensata Technologies, Inc.144A	6.63	7-15-2032	700,000	731,765
Packaging & containers: 0.12%
AptarGroup, Inc.	4.75	3-30-2031	1,265,000	1,276,912
Trucking & leasing: 0.42%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	4,165,000	4,368,248
Technology: 0.84%
Computers: 0.08%
Hewlett Packard Enterprise Co.	5.60	10-15-2054	855,000	800,227
Semiconductors: 0.49%
Foundry JV Holdco LLC144A	6.20	1-25-2037	4,735,000	5,047,985
Software: 0.27%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	365,000	362,499
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,740,000	1,832,912
Rocket Software, Inc.144A	9.00	11-28-2028	550,000	566,658
				2,762,069
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 9

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 1.96%
Electric: 1.96%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60%	1-15-2055		$190,000	$193,822
Basin Electric Power Cooperative144A	5.85	10-15-2055		680,000	680,809
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		70,000	72,444
Duke Energy Corp.	3.10	6-15-2028		600,000	702,125
Duke Energy Corp.	3.85	6-15-2034		1,300,000	1,503,157
Duke Energy Florida LLC	4.85	12-1-2035		1,400,000	1,407,358
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053		905,000	934,529
Entergy Mississippi LLC	5.80	4-15-2055		450,000	462,927
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		2,630,000	2,770,045
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		75,000	76,405
Interstate Power & Light Co.	5.60	6-29-2035		1,300,000	1,362,513
Niagara Mohawk Power Corp.144A	6.00	7-3-2055		1,755,000	1,809,785
NRG Energy, Inc.144A	5.41	10-15-2035		940,000	941,195
PG&E Corp.	5.25	7-1-2030		240,000	237,716
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		4,275,000	4,419,726
PSEG Power LLC144A	5.75	5-15-2035		1,595,000	1,673,790
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		65,000	65,695
Southern California Edison Co.	5.75	4-15-2054		340,000	326,728
Southwestern Public Service Co.	6.00	6-1-2054		500,000	519,176
					20,159,945
Gas: 0.00%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		25,000	27,151
Total corporate bonds and notes (Cost $183,238,020)					186,343,170
Foreign corporate bonds and notes: 5.24%
Communications: 1.45%
Media: 0.29%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	5,589	4,357
Ziggo BV	2.88	1-15-2030	EUR	2,700,000	2,969,985
					2,974,342
Telecommunications: 1.16%
British Telecommunications PLC	3.13	2-11-2032	EUR	970,000	1,114,161
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	600,000	851,166
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	593,027
Fibercop SpA	1.63	1-18-2029	EUR	1,000,000	1,084,350
Koninklijke KPN NV	3.88	7-3-2031	EUR	400,000	481,785
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	900,000	1,045,787
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	1,820,000	2,052,866
Telecom Italia SpA	1.63	1-18-2029	EUR	300,000	333,310
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	250,000	271,080
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14%	2-3-2030	EUR	1,100,000	$1,361,414
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	810,000	951,451
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	840,000	938,337
Zegona Finance PLC144A	6.75	7-15-2029	EUR	720,000	878,587
					11,957,321
Consumer, cyclical: 0.50%
Distribution/wholesale: 0.08%
SIG PLC144A	9.75	10-31-2029	EUR	800,000	871,967
Entertainment: 0.14%
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	720,000	878,592
Motion Finco Sarl	7.38	6-15-2030	EUR	300,000	311,683
Universal Music Group NV	4.00	6-13-2031	EUR	250,000	300,673
					1,490,948
Leisure time: 0.11%
TUI AG	5.88	3-15-2029	EUR	900,000	1,082,773
Retail: 0.15%
Dufry One BV	4.50	5-23-2032	EUR	756,000	900,460
Fressnapf Holding SE	5.25	10-31-2031	EUR	556,000	650,177
					1,550,637
Toys/games/hobbies: 0.02%
Asmodee Group AB	5.75	12-15-2029	EUR	160,000	195,014
Consumer, non-cyclical: 0.81%
Agriculture: 0.15%
BAT International Finance PLC	2.25	1-16-2030	EUR	1,380,000	1,553,492
Commercial services: 0.45%
Amber Finco PLC	6.63	7-15-2029	EUR	900,000	1,096,142
Nexi SpA	2.13	4-30-2029	EUR	1,000,000	1,114,579
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,050,000	1,238,799
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	650,000	787,160
Worldline SA	4.13	9-12-2028	EUR	400,000	407,938
					4,644,618
Food: 0.15%
Iceland Bondco PLC	10.88	12-15-2027	GBP	708,000	991,968
Market Bidco Finco PLC	5.50	11-4-2027	GBP	400,000	530,120
					1,522,088
Healthcare-services: 0.06%
Eurofins Scientific SE (3 Month EURIBOR+4.24%)ʊ±	6.75	4-24-2028	EUR	500,000	616,320
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 11

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Energy: 0.28%
Oil & gas: 0.17%
Aker BP ASA	1.13%	5-12-2029	EUR	250,000	$271,805
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	550,000	634,286
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	800,000	894,769
					1,800,860
Oil & gas services: 0.11%
OEG Finance PLC	7.25	9-27-2029	EUR	900,000	1,090,625
Financial: 1.18%
Banks: 0.66%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	1,000,000	1,167,479
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	1,000,000	1,231,930
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	492,480
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	200,000	248,206
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	500,000	616,294
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	800,000	1,022,677
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	600,000	696,614
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	300,000	372,400
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	750,000	963,665
					6,811,745
Insurance: 0.15%
Assicurazioni Generali SpA	2.43	7-14-2031	EUR	300,000	332,995
AXA SA	3.63	1-10-2033	EUR	1,000,000	1,189,216
					1,522,211
Real estate: 0.37%
Aroundtown SA	3.50	5-13-2030	EUR	2,300,000	2,648,953
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	1,000,000	1,146,223
					3,795,176
Government securities: 0.15%
Multi-national: 0.15%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	1,570,000	1,554,257
See accompanying notes to portfolio of investments
12 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Industrial: 0.17%
Engineering & construction: 0.11%
Bouygues SA	4.63%	6-7-2032	EUR	500,000	$624,037
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	500,000	538,403
					1,162,440
Machinery-diversified: 0.06%
John Deere Bank SA	2.50	9-14-2026	EUR	500,000	581,389
Technology: 0.16%
Computers: 0.16%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	729,000	849,416
Teleperformance SE	5.75	11-22-2031	EUR	600,000	760,270
					1,609,686
Utilities: 0.54%
Electric: 0.30%
Enel Finance International NVøø	0.75	6-17-2030	EUR	1,000,000	1,052,503
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	900,000	1,081,372
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	800,000	990,443
					3,124,318
Gas: 0.13%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	1,200,000	1,327,142
Water: 0.11%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	945,000	1,136,060
Total foreign corporate bonds and notes (Cost $50,664,918)					53,975,429
Foreign government bonds: 10.27%
Australia: 0.97%
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	7,900,000	4,987,446
Queensland Treasury Corp.144A	3.50	8-21-2030	AUD	7,880,000	4,971,308
					9,958,754
Brazil: 1.92%
Brazil	10.00	1-1-2027	BRL	109,270,000	19,823,849
Colombia: 0.94%
Colombia TES	5.75	11-3-2027	COP	39,500,000,000	9,653,162
Czech Republic: 0.46%
Czech Republic	5.00	9-30-2030	CZK	95,890,000	4,770,768
France: 2.08%
French Republic144A	2.70	2-25-2031	EUR	18,485,000	21,410,460
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 13

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Luxembourg: 0.97%
European Union	2.63%	7-4-2028	EUR	8,490,000	$9,950,988
Mexico: 0.47%
Mexico Bonos	8.50	2-28-2030	MXN	87,715,000	4,844,815
Singapore: 0.49%
Singapore Government Bonds	2.88	9-1-2027	SGD	6,340,000	5,018,475
Spain: 0.50%
Spain Government Bonds144A	1.25	10-31-2030	EUR	4,675,000	5,108,624
United Kingdom: 1.47%
U.K. Gilts	3.75	3-7-2027	GBP	4,755,000	6,293,615
U.K. Gilts	4.13	7-22-2029	GBP	6,635,000	8,869,641
					15,163,256
Total foreign government bonds (Cost $104,022,266)					105,703,151

	Shares
Investment companies: 1.32%
Exchange-traded funds: 1.32%
State Street SPDR Portfolio High Yield Bond ETF	142,800	3,401,496
Vanguard Intermediate-Term Corporate Bond ETF	120,757	10,210,004
Total investment companies (Cost $13,446,351)		13,611,500

			Principal
Loans: 0.22%
Communications: 0.06%
Telecommunications: 0.06%
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.38	4-15-2030	$656,644	652,212
Consumer, cyclical: 0.05%
Airlines: 0.00%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.74	4-1-2031	59,400	59,805
Retail: 0.05%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.51	3-3-2028	500,000	491,180
Consumer, non-cyclical: 0.10%
Food: 0.07%
B&G Foods, Inc. (U.S. SOFR 1 Month+3.50%)±	7.42	10-10-2029	742,500	712,058
Healthcare-services: 0.03%
Modivcare, Inc. (U.S. SOFR 1 Month+6.75%)±	10.75	7-1-2031	416,191	170,638
Modivcare, Inc. (U.S. SOFR 1 Month+7.00%)‡±	10.95	2-22-2026	34,979	33,929
Modivcare, Inc. (U.S. SOFR 1 Month+7.00%)‡±	11.01	2-22-2026	20,740	20,118
Modivcare, Inc. (U.S. SOFR 3 Month+11.50%)±	15.44	1-12-2026	73,458	30,118
				254,803
See accompanying notes to portfolio of investments
14 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.01%
Pipelines: 0.01%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%)±	7.67%	8-1-2029	$98,507	$99,061
Total loans (Cost $2,568,584)				2,269,119
Non-agency mortgage-backed securities: 10.77%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.56	6-15-2042	2,000,000	2,003,750
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	1,728,808	1,732,898
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	2,922,630	2,931,004
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	1,688,771	1,499,559
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	588,725	560,643
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	3,559,096	3,571,132
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	1,651,916	1,657,012
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	2,240,000	2,342,480
Bank Series 2022-BNK44 Class A5±±	5.93	11-15-2055	3,835,000	4,087,243
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	795,000	830,995
BBCMS Mortgage Trust Series 2025-5C37 Class C±±	6.00	9-15-2058	3,490,000	3,551,653
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	475,000	445,041
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.51	8-15-2042	3,140,000	3,141,973
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	1,115,000	1,181,629
BRAVO Residential Funding Trust Series 2024-NQM1 Class A1144A±±	5.94	12-1-2063	4,224,718	4,253,881
Brean Asset-Backed Securities Trust Series 2025-RM13 Class A1144A	4.25	10-25-2065	3,495,875	3,388,542
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	250,000	237,831
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	4.97	10-15-2036	1,500,000	1,499,070
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	5.97	10-15-2036	4,560,000	4,557,173
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	585,000	577,015
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.60	2-15-2041	750,000	743,450
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±%%	6.16	12-15-2030	4,010,000	4,020,032
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	852,862	840,715
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	153,548	155,096
CSMC Trust Series 2014-USA Class A1144A	3.30	9-15-2037	1,178,907	1,090,327
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	991,454	962,144
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	6.14	6-10-2037	1,615,000	1,640,322
Durst Commercial Mortgage Trust Series 2025-151 Class D144A±±	7.02	8-10-2042	1,000,000	1,036,207
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	3,602,973	3,623,722
FREMF Mortgage Trust Series 2019-KF70 Class B (30 Day Average U.S. SOFR+2.41%)144A±	6.62	9-25-2029	65,831	65,079
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 15

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	7.07%	1-25-2030	$88,034	$86,119
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	283,930	292,692
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.66	10-15-2035	2,450,000	2,450,766
Hawaii Hotel Trust Series 2025-MAUI Class B (U.S. SOFR 1 Month+1.74%)144A±	5.70	3-15-2042	3,700,000	3,699,998
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	92,816	81,571
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	407,554	350,065
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.75	11-15-2045	113,973	102,579
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	66,521	60,368
JPMorgan Mortgage Trust Series 2025-4 Class A4A144A±±	5.50	11-25-2055	3,915,903	3,949,545
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,896,721	1,901,307
MCR Mortgage Trust Series 2024-HF1 Class A (U.S. SOFR 1 Month+1.79%)144A±	5.75	12-15-2041	1,695,000	1,698,708
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	900,000	852,908
MFA Trust Series 2021-INV1 Class A2144A±±	1.06	1-25-2056	319,609	311,355
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	69,398	65,567
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	1,980,000	1,537,105
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	3,200,000	2,896,508
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1144A±±	5.44	7-25-2070	3,015,082	3,035,951
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	4.97	1-25-2048	59,608	58,713
New Residential Mortgage Loan Trust Series 2022-NQM1 Class A1144A±±	2.28	4-25-2061	324,403	290,954
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	1,048,777	1,047,289
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057	1,258,671	1,257,453
PRPM LLC Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	2,477,167	2,472,419
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	1,615,192	1,632,013
ROCK Trust Series 2024-CNTR Class C144A	6.47	11-13-2041	1,750,000	1,823,313
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	4,000,000	3,049,379
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	1,503,405	1,259,577
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.91	10-15-2041	3,325,000	3,327,078
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	28,880	27,605
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.05	2-15-2042	4,000,000	3,972,534
See accompanying notes to portfolio of investments
16 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (U.S. SOFR 1 Month+1.41%)144A±	5.37%	10-25-2059	$150,000	$149,717
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	292,584
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	647,238	650,745
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	205,801	196,641
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	43,366	41,272
Verus Securitization Trust Series 2024-4 Class A1144A±±	6.22	6-25-2069	1,679,778	1,697,945
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	5,000,000	5,044,754
Wells Fargo Commercial Mortgage Trust Series 2025- NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	5.70	6-15-2042	1,000,000	997,500
Total non-agency mortgage-backed securities (Cost $110,442,782)				110,890,215
U.S. Treasury securities: 21.81%
U.S. Treasury Bonds	4.25	8-15-2054	8,035,000	7,482,908
U.S. Treasury Bonds	4.50	2-15-2044	135,000	133,386
U.S. Treasury Bonds	4.63	11-15-2044	470,000	470,184
U.S. Treasury Bonds	4.63	5-15-2054	9,325,000	9,244,135
U.S. Treasury Bonds	4.75	11-15-2043	2,265,000	2,311,539
U.S. Treasury Bonds	4.75	2-15-2045	30,000	30,473
U.S. Treasury Bonds	4.75	11-15-2053	580,000	585,891
U.S. Treasury Bonds	4.75	5-15-2055	14,534,000	14,708,862
U.S. Treasury Bonds	4.75	8-15-2055	15,099,000	15,287,737
U.S. Treasury Bonds##	4.88	8-15-2045	19,115,000	19,712,344
U.S. Treasury Inflation-Indexed Notes	1.88	7-15-2035	9,962,684	10,052,497
U.S. Treasury Notes##	3.63	8-31-2027	28,533,000	28,578,697
U.S. Treasury Notes##	3.63	8-31-2030	35,465,000	35,501,019
U.S. Treasury Notes	3.63	9-30-2030	16,480,000	16,495,450
U.S. Treasury Notes	3.88	7-31-2030	8,380,000	8,480,167
U.S. Treasury Notes	4.00	11-15-2035	12,495,000	12,475,476
U.S. Treasury Notes	4.13	10-31-2029	25,000	25,515
U.S. Treasury Notes##	4.13	8-31-2030	42,075,000	43,024,974
Total U.S. Treasury securities (Cost $224,363,810)				224,601,254
Yankee corporate bonds and notes: 7.87%
Basic materials: 0.28%
Chemicals: 0.13%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	1,600,000	584,000
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	800,000	786,480
				1,370,480
Mining: 0.15%
Rio Tinto Finance USA PLC	5.75	3-14-2055	1,490,000	1,542,673
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 17

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 0.50%
Media: 0.07%
Virgin Media Secured Finance PLC144A	4.50%	8-15-2030	$315,000	$293,701
VZ Secured Financing BV144A	5.00	1-15-2032	435,000	395,238
				688,939
Telecommunications: 0.43%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	525,000	478,538
Nokia Oyj	6.63	5-15-2039	10,000	10,739
NTT Finance Corp.144A	5.17	7-16-2032	1,170,000	1,206,505
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	425,000	449,886
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	1,995,000	2,082,541
Zegona Finance PLC144A	8.63	7-15-2029	247,000	261,668
				4,489,877
Consumer, cyclical: 1.14%
Apparel: 0.07%
Gildan Activewear, Inc.144A	5.40	10-7-2035	680,000	679,678
Leisure time: 1.07%
Carnival Corp.144A	6.13	2-15-2033	6,315,000	6,505,012
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	330,000	337,280
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	4,035,000	4,154,504
				10,996,796
Consumer, non-cyclical: 0.21%
Agriculture: 0.17%
Japan Tobacco, Inc.144A	5.85	6-15-2035	1,670,000	1,793,345
Pharmaceuticals: 0.04%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	350,000	402,676
Energy: 1.19%
Oil & gas: 1.14%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	426,829	425,542
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	1,000,000	1,062,911
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	1,355,000	1,350,666
Eni SpA144A	5.95	5-15-2054	2,995,000	3,010,165
Santos Finance Ltd.144A	5.75	11-13-2035	2,875,000	2,882,582
Saudi Arabian Oil Co.144A	5.38	6-2-2035	815,000	841,076
Saudi Arabian Oil Co.144A	6.38	6-2-2055	2,000,000	2,132,211
				11,705,153
See accompanying notes to portfolio of investments
18 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines: 0.05%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63%	1-15-2083	$15,000	$16,366
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)±	7.63	3-1-2055	545,000	564,749
				581,115
Financial: 4.07%
Banks: 2.66%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	3,000,000	3,101,779
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	150,000	149,243
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	700,000	733,257
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	2,200,000	2,172,032
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	1,200,000	1,167,632
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53	10-1-2028	2,000,000	2,137,228
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	1,176,000	1,260,647
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	2,255,000	2,336,362
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	1,750,000	1,847,354
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	700,000	698,722
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	200,000	214,821
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	200,000	209,194
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	1,845,000	1,915,039
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	1,640,000	1,691,040
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	1,020,000	1,063,367
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	2,065,000	2,135,145
NatWest Group PLC (1 Year Treasury Constant Maturity+1.05%)±	5.12	5-23-2031	2,850,000	2,933,752
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	665,000	655,848
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	975,000	995,302
				27,417,764
Diversified financial services: 0.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	520,000	545,333
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	815,000	786,832
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	1,500,000	1,554,328
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 19

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Avolon Holdings Funding Ltd.144A	5.75%	11-15-2029	$1,600,000	$1,663,567
Brookfield Asset Management Ltd.	6.08	9-15-2055	525,000	541,202
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	250,000	10,000
				5,101,262
Insurance: 0.65%
Allianz SE (5 Year Treasury Constant Maturity+2.77%)144A±	5.60	9-3-2054	200,000	204,915
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	400,000	430,421
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	1,035,000	1,083,650
Intact Financial Corp.144A	5.46	9-22-2032	2,725,000	2,820,849
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	2,000,000	2,102,326
				6,642,161
Private equity: 0.26%
Brookfield Finance, Inc.	5.33	1-15-2036	2,705,000	2,725,311
Government securities: 0.13%
Multi-national: 0.13%
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	775,000	712,639
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	600,000	595,657
				1,308,296
Industrial: 0.00%
Engineering & construction: 0.00%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	10,000	10,963
Utilities: 0.35%
Electric: 0.35%
Comision Federal de Electricidad144A	3.35	2-9-2031	1,000,000	901,017
Comision Federal de Electricidad144A	3.88	7-26-2033	2,300,000	2,027,336
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	700,000	705,122
				3,633,475
Total yankee corporate bonds and notes (Cost $80,019,904)				81,089,964
Yankee government bonds: 1.57%
Argentina: 0.19%
Ciudad Autonoma De Buenos Aires/Government Bonds144A	7.80	11-26-2033	1,925,000	1,932,315
Benin: 0.04%
Benin144A	7.96	2-13-2038	400,000	407,638
Bermuda: 0.05%
Bermuda144A	3.38	8-20-2050	800,000	563,192
See accompanying notes to portfolio of investments
20 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Dominican Republic: 0.18%
Dominican Republic144A	4.88%	9-23-2032	$780,000	$743,067
Dominican Republic144A	7.05	2-3-2031	1,000,000	1,067,950
				1,811,017
Israel: 0.25%
Israel	5.75	3-12-2054	2,650,000	2,584,835
Ivory Coast: 0.23%
Ivory Coast144A	8.25	1-30-2037	2,285,000	2,393,386
Mexico: 0.50%
Mexico	4.75	3-8-2044	500,000	413,400
Mexico	5.63	9-22-2035	1,380,000	1,365,538
Mexico	6.35	2-9-2035	1,300,000	1,369,485
Mexico	3.77	5-24-2061	3,120,000	1,946,630
				5,095,053
Panama: 0.13%
Panama	2.25	9-29-2032	1,700,000	1,387,370
Total yankee government bonds (Cost $15,839,322)				16,174,806

		Yield	Shares
Short-term investments: 2.50%
Investment companies: 2.50%
Allspring Government Money Market Fund Select Class♠∞##		3.93	25,750,118	25,750,118
Total short-term investments (Cost $25,750,118)				25,750,118
Total investments in securities (Cost $1,145,453,213)	112.37%			1,157,122,693
Other assets and liabilities, net	(12.37)			(127,337,599)
Total net assets	100.00%			$1,029,785,094

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 21

Portfolio of investments—November 30, 2025 (unaudited)

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
SGD	Singapore dollar
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$27,424,938	$140,448,799	$(142,123,619)	$0	$0	$25,750,118	25,750,118	$213,932
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	9,269,158	COP	36,590,000,000	Morgan Stanley, Inc.	12-30-2025	$0	$(441,980)
USD	704,045	COP	2,750,000,000	Morgan Stanley, Inc.	12-30-2025	0	(25,816)
JPY	1,224,000,000	USD	8,429,055	Citibank N.A.	12-30-2025	0	(570,465)
USD	8,351,751	JPY	1,224,000,000	Citibank N.A.	12-30-2025	493,161	0
USD	9,950,532	AUD	14,894,000	Citibank N.A.	12-31-2025	190,254	0
AUD	1,394,000	USD	924,053	Citibank N.A.	12-31-2025	0	(10,542)
USD	1,238,194	AUD	1,900,000	Citibank N.A.	12-31-2025	0	(6,907)
USD	2,523,083	BRL	13,800,000	Morgan Stanley, Inc.	12-31-2025	0	(45,911)
USD	14,561,837	BRL	79,030,000	Morgan Stanley, Inc.	12-31-2025	0	(150,303)
USD	3,189,998	BRL	17,300,000	Morgan Stanley, Inc.	12-31-2025	0	(30,551)
USD	4,804,802	CZK	99,970,000	Morgan Stanley, Inc.	12-31-2025	3,575	0
USD	84,252,636	EUR	70,906,000	Citibank N.A.	12-31-2025	1,844,454	0
USD	2,132,597	EUR	1,800,000	Citibank N.A.	12-31-2025	40,605	0
USD	10,984,375	EUR	9,500,000	Citibank N.A.	12-31-2025	0	(56,690)
EUR	910,000	USD	1,054,995	Bank of New York Mellon Corp.	12-31-2025	2,623	0
USD	20,331,799	GBP	14,894,000	Citibank N.A.	12-31-2025	616,423	0
USD	4,997,941	GBP	3,700,000	Citibank N.A.	12-31-2025	100,205	0
GBP	2,600,000	USD	3,512,826	Citibank N.A.	12-31-2025	0	(71,173)
USD	1,201,074	GBP	900,000	Citibank N.A.	12-31-2025	9,732	0
GBP	2,700,000	USD	3,538,755	Citibank N.A.	12-31-2025	35,269	0
USD	5,043,183	SGD	6,540,000	Morgan Stanley, Inc.	12-31-2025	0	(14,908)
See accompanying notes to portfolio of investments
22 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—November 30, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	4,299,115	ZAR	75,265,000	Morgan Stanley, Inc.	12-31-2025	$0	$(89,873)
ZAR	75,265,000	USD	4,350,267	Morgan Stanley, Inc.	12-31-2025	38,721	0
						$3,375,022	$(1,515,119)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra U.S. Treasury Bond	271	3-20-2026	$32,471,793	$32,774,063	$302,270	$0
2-Year U.S. Treasury Notes	898	3-31-2026	187,472,967	187,555,720	82,753	0
5-Year U.S. Treasury Notes	612	3-31-2026	67,059,357	67,176,562	117,205	0
Short
5-Year Euro-BOBL Futures	(392)	12-8-2025	(53,626,931)	(53,650,403)	0	(23,472)
Ultra 10-Year U.S. Treasury Notes	(1,028)	3-20-2026	(119,150,399)	(119,456,813)	0	(306,414)
					$502,228	$(329,886)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	9,880,000	$866,308	$664,191	$202,117	$0
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 23

Notes to portfolio of investments—November 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with
24 | Allspring Managed Account CoreBuilder® Shares - Series CP

Notes to portfolio of investments—November 30, 2025 (unaudited)
the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Allspring Managed Account CoreBuilder® Shares - Series CP | 25

Notes to portfolio of investments—November 30, 2025 (unaudited)
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
26 | Allspring Managed Account CoreBuilder® Shares - Series CP

Notes to portfolio of investments—November 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$126,166,551	$0	$126,166,551
Asset-backed securities	0	210,308,958	238,458	210,547,416
Common stocks
Financials	0	0	0	0
Corporate bonds and notes	0	186,343,170	0	186,343,170
Foreign corporate bonds and notes	0	53,975,429	0	53,975,429
Foreign government bonds	0	105,703,151	0	105,703,151
Investment companies	13,611,500	0	0	13,611,500
Loans	0	2,215,072	54,047	2,269,119
Non-agency mortgage-backed securities	0	110,890,215	0	110,890,215
U.S. Treasury securities	224,601,254	0	0	224,601,254
Yankee corporate bonds and notes	0	81,089,964	0	81,089,964
Yankee government bonds	0	16,174,806	0	16,174,806
Short-term investments
Investment companies	25,750,118	0	0	25,750,118
	263,962,872	892,867,316	292,505	1,157,122,693
Forward foreign currency contracts	0	3,375,022	0	3,375,022
Futures contracts	502,228	0	0	502,228
Swap contracts	0	202,117	0	202,117
Total assets	$264,465,100	$896,444,455	$292,505	$1,161,202,060
Liabilities
Forward foreign currency contracts	$0	$1,515,119	$0	$1,515,119
Futures contracts	329,886	0	0	329,886
Total liabilities	$329,886	$1,515,119	$0	$1,845,005
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of November 30, 2025, $4,108,000 was segregated as cash collateral for these open futures contracts and $677,611 was segregated as cash collateral for swap contracts. The Fund also had $3,440,000 segregated as cash collateral for open forward foreign currency contracts.
At November 30, 2025, the Fund had no material transfers into/out of Level 3.
Allspring Managed Account CoreBuilder® Shares - Series CP | 27